COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Accounts payable and accrued expenses
Accounts payable:	2021	2020
Related parties (1)	$1,464,811	$1,339,352
General operating	5,543,746	3,965,135
Accrued interest on debt (2)	1,896,674	1,328,939
Credit card balances	169,454	173,972
Accrued payroll and other expenses	320,481	296,590
Taxes and fees payable	642,640	641,012
Unfavorable lease liability	30,303	121,140
Total	$10,068,109	$7,866,140

Accounts payable:	2020	2019
Related parties (1)	$1,339,352	$1,141,213
General operating	3,965,135	3,342,952
Accrued interest on debt (2)	1,328,939	793,470
Credit card balances	173,972	183,279
Accrued payroll and other expenses	296,590	207,108
Taxes and fees payable	641,012	633,357
Unfavorable lease liability	121,140	242,256
Total	$7,866,140	$6,543,635

Future minimum lease payments
2021	$2,790,694
2022	1,545,075
2023	1,002,903
2024	668,474
2025	354,398
Thereafter	93,242
Total operating lease liabilities	6,454,785
Amount representing interest	(899,111)
Total net present value	$5,555,674
2021	$864,025
2022	10,780
2023	-
2024	-
2025	-
Thereafter	-
Total financing lease liabilities	874,805
Amount representing interest	(35,233)
Total future payments (1)(2)	$839,572

Shares to be issued
Convertible Promissory Notes	175,316,748
Series A Preferred Stock (1)	1,243,987,624
Series B Preferred Stock	2,588,693
Stock Options and warrants	4,333,333
1,426,226,398

Maturity of lease liabilities
2021	$2,523,086
2022	1,910,485
2023	1,370,092
2024	1,044,693
2025	703,343
Thereafter	209,872
Total operating lease liabilities	7,761,571
Amount representing interest	(925,152)
Total net present value	$6,836,419
2021	$864,025
2022	44,836
2023	—
2024	—
2025	—
Thereafter	—
Total financing lease liabilities	908,861
Amount representing interest	(40,274)
Total future payments (1)(2)	$868,587

Stock Contingencies
Convertible Promissory Notes	247,518,177
Series A Preferred Stock (1)	1,327,317,125
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	10,711,596
Stock Options and Warrants	3,333,333
1,591,468,923